Revenue - Contract Balances - Summary of Expected Revenue In Relation To Performance Obligations (Detail) ₩ in Millions	Dec. 31, 2022 KRW (₩)
Disclosure Of Expected Revenue In Relation To Performance Obligations [Line Items]
Expected Revenue	₩ 16,867,618
2021
Disclosure Of Expected Revenue In Relation To Performance Obligations [Line Items]
Expected Revenue	7,529,798
2022
Disclosure Of Expected Revenue In Relation To Performance Obligations [Line Items]
Expected Revenue	5,999,477
2023
Disclosure Of Expected Revenue In Relation To Performance Obligations [Line Items]
Expected Revenue	2,350,137
After 2024
Disclosure Of Expected Revenue In Relation To Performance Obligations [Line Items]
Expected Revenue	₩ 988,206